CONVERTIBLE NOTES (Tables)	6 Months Ended
Feb. 29, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2018	$14,853
Transactions costs incurred	(79)
Interest payments	(1,374)
Accretion and interest incurred during the year	2,487
Loss on embedded derivatives during the year ended August 31, 2019 (see below)	188
Convertible Note balance August 31, 2019	$16,075
Interest payments	(687)
Accretion and interest incurred during the period	1,314
Gain on embedded derivatives during the period ended February 29, 2020 (see below)	(15)
Convertible Note balance February 29, 2020	$16,687

Disclosure of detailed information about valuation assumptions for embedded derivatives [Table Text Block]
Valuation Date	February 29, 2020	August 31, 2019
Share Price (USD)	$1.87	$1.99
Volatility	80.90%	80.90%
Risk free rate	1.55%	1.55%
Credit spread	15.11%	15.11%
All-in rate	16.66%	16.66%